Information Related to Guaranteed Securities Issued by Subsidiaries - Summary of Annual Changes in Proved Developed and Undeveloped Reserves of Oil (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2019 MMBbls	Dec. 31, 2019 Bcf	Dec. 31, 2018 MMBbls	Dec. 31, 2018 Bcf	Dec. 31, 2017 MMBbls	Dec. 31, 2017 Bcf	Dec. 31, 2016 MMBbls Bcf
Disclosure of proved developed and undeveloped reserves [line items]
Proved developed and undeveloped reserves | Bcf							12.5
Proportion of ownership interest in subsidiary	100.00%
Consolidated Entities [member] | Murphy Exploration and Production Company [member]
Disclosure of proved developed and undeveloped reserves [line items]
Proportion of ownership interest in subsidiary	80.00%
Consolidated Entities [member] | Petrobras America Inc [member]
Disclosure of proved developed and undeveloped reserves [line items]
Proportion of ownership interest in subsidiary	20.00%
Consolidated Entities [member] | Basic Oil [member]
Disclosure of proved developed and undeveloped reserves [line items]
Proved developed and undeveloped reserves	8,091.9		8,175.1		8,371.3		8,167.1
Consolidated Entities [member] | Basic Oil [member] | Murphy Exploration and Production Company [member]
Disclosure of proved developed and undeveloped reserves [line items]
Proportion of ownership interest in subsidiary	80.00%
Consolidated Entities [member] | Basic Oil [member] | Petrobras America Inc [member]
Disclosure of proved developed and undeveloped reserves [line items]
Proportion of ownership interest in subsidiary	20.00%
Consolidated Entities [member] | Brazil member | Basic Oil [member]
Disclosure of proved developed and undeveloped reserves [line items]
Proved developed and undeveloped reserves	8,082.8		8,168.7		8,249.4		8,063.0
Equity Method Investee [member]
Disclosure of proved developed and undeveloped reserves [line items]
Proved developed and undeveloped reserves	73.6	56.4	96.1	58.1	66.3	17.3
Equity Method Investee [member] | Basic Oil [member]
Disclosure of proved developed and undeveloped reserves [line items]
Proved developed and undeveloped reserves	64.2		86.4		63.4		69.0
Equity Method Investee [member] | Basic Oil [member] | Murphy Exploration and Production Company [member]
Disclosure of proved developed and undeveloped reserves [line items]
Proportion of ownership interest in subsidiary	80.00%
Equity Method Investee [member] | Basic Oil [member] | Petrobras America Inc [member]
Disclosure of proved developed and undeveloped reserves [line items]
Proportion of ownership interest in subsidiary	20.00%
Equity Method Investee [member] | Africa [member]
Disclosure of proved developed and undeveloped reserves [line items]
Proved developed and undeveloped reserves							71.1
Asset held for sale [member] | Consolidated Entities [member] | Brazil member | Basic Oil [member]
Disclosure of proved developed and undeveloped reserves [line items]
Proved developed and undeveloped reserves					263.7
Asset held for sale [member] | Consolidated Entities [member] | Africa [member] | Basic Oil [member]
Disclosure of proved developed and undeveloped reserves [line items]
Proved developed and undeveloped reserves	41.6		59.8